Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 5,890	$ 5,052	$ 16,435	$ 14,941
Non-interest income	6,242	7,704	19,983	22,376
Total revenue	12,132	12,756	36,418	37,317
Provision for credit losses	340	(540)	103	(526)
Insurance policyholder benefits, claims and acquisition expense	850	1,304	1,667	2,859
Non-interest expense	6,386	6,420	19,400	19,341
Net income (loss) before income taxes	4,556	5,572	15,248	15,643
Income taxes (recoveries)	979	1,276	3,323	3,485
Net income	3,577	4,296	11,925	12,158
Non-interest expense includes:
Depreciation and amortization	656	643	1,956	1,912
Total assets	1,842,092		1,842,092		$ 1,706,323
Total liabilities	1,738,094		1,738,094		1,607,561
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,655	3,206	10,118	9,452
Non-interest income	1,527	1,445	4,606	4,289
Total revenue	5,182	4,651	14,724	13,741
Provision for credit losses	324	(179)	177	21
Non-interest expense	2,130	1,998	6,167	5,891
Net income (loss) before income taxes	2,728	2,832	8,380	7,829
Income taxes (recoveries)	705	719	2,149	2,015
Net income	2,023	2,113	6,231	5,814
Non-interest expense includes:
Depreciation and amortization	239	236	704	689
Total assets	590,955		590,955		549,702
Total liabilities	590,888		590,888		549,619
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	960	682	2,485	2,014
Non-interest income	2,695	2,691	8,388	7,838
Total revenue	3,655	3,373	10,873	9,852
Provision for credit losses	13	(21)	(29)	(52)
Non-interest expense	2,618	2,434	7,843	7,211
Net income (loss) before income taxes	1,024	960	3,059	2,693
Income taxes (recoveries)	247	216	737	625
Net income	777	744	2,322	2,068
Non-interest expense includes:
Depreciation and amortization	227	216	683	654
Total assets	155,144		155,144		148,990
Total liabilities	155,549		155,549		149,096
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,233	1,754	2,866	4,099
Total revenue	1,233	1,754	2,866	4,099
Insurance policyholder benefits, claims and acquisition expense	850	1,304	1,667	2,859
Non-interest expense	139	155	431	444
Net income (loss) before income taxes	244	295	768	796
Income taxes (recoveries)	58	61	179	174
Net income	186	234	589	622
Non-interest expense includes:
Depreciation and amortization	14	15	43	44
Total assets	22,342		22,342		22,724
Total liabilities	22,860		22,860		22,966
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	188	127	499	305
Non-interest income	394	390	1,221	1,311
Total revenue	582	517	1,720	1,616
Provision for credit losses	(3)	(3)	(3)	(7)
Non-interest expense	374	401	1,192	1,177
Net income (loss) before income taxes	211	119	531	446
Income taxes (recoveries)	47	31	128	115
Net income	164	88	403	331
Non-interest expense includes:
Depreciation and amortization	47	50	146	146
Total assets	256,579		256,579		240,055
Total liabilities	256,550		256,550		239,960
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,136	1,122	3,558	3,442
Non-interest income	513	1,341	3,249	4,447
Total revenue	1,649	2,463	6,807	7,889
Provision for credit losses	6	(337)	(43)	(487)
Non-interest expense	1,123	1,363	3,945	4,272
Net income (loss) before income taxes	520	1,437	2,905	4,104
Income taxes (recoveries)	41	308	601	837
Net income	479	1,129	2,304	3,267
Non-interest expense includes:
Depreciation and amortization	126	125	373	376
Total assets	759,763		759,763		692,278
Total liabilities	759,894		759,894		691,767
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(49)	(85)	(225)	(272)
Non-interest income	(120)	83	(347)	392
Total revenue	(169)	(2)	(572)	120
Provision for credit losses	0		1	(1)
Non-interest expense	2	69	(178)	346
Net income (loss) before income taxes	(171)	(71)	(395)	(225)
Income taxes (recoveries)	(119)	(59)	(471)	(281)
Net income	(52)	(12)	76	56
Non-interest expense includes:
Depreciation and amortization	3	$ 1	7	$ 3
Total assets	57,309		57,309		52,574
Total liabilities	$ (47,647)		$ (47,647)		$ (45,847)